Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 460,661	¥ 485,891
Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 318,000	¥ 344,000